Securities (Summary of Securities Net Realized Gains (Losses)) (Details) - Debt securities [member] $ in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2025 CAD ($)	Oct. 31, 2025 USD ($)	Oct. 31, 2024 CAD ($)	Oct. 31, 2024 USD ($)
Disclosure of financial assets [line items]
Net realized gains (losses)	$ (1,951)		$ (358)
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Net realized gains (losses)	(1,880)		(381)
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Net realized gains (losses)	(71)		23
Restructuring provision [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Net realized gains (losses)	$ 1,929	$ 1,366	$ 311	$ 226